UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-4871

General California Municipal Money Market Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	11/30
Date of reporting period:	5/31/15

FORM N-CSR

Item 1.       Reports to Stockholders.

2

General California Municipal Money Market Fund

SEMIANNUAL REPORT May 31, 2015

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
15	Statement of Assets and Liabilities
16	Statement of Operations
17	Statement of Changes in Net Assets
18	Financial Highlights
20	Notes to Financial Statements
FOR MORE INFORMATION
Back Cover

General California

Municipal Money Market Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for General California Municipal Money Market Fund, covering the six-month period from December 1, 2014, through May 31, 2015. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Longer term U.S. Treasury securities fared well early in the reporting period when long-term interest rates fell amid robust demand from global investors, but returns later moderated amid heightened market volatility stemming from renewed domestic economic concerns and expectations of higher short-term interest rates over the months ahead. Yet, yields of money market instruments remained steady, anchored near zero percent by an unchanged target for overnight interest rates. Yields also experienced downward pressure from robust demand for a relatively limited supply of money market-eligible instruments.

We remain optimistic regarding the outlook for the U.S. economy. We believe the domestic economic recovery has resumed after a winter soft patch, labor markets remain strong, energy prices have climbed from previous lows, and aggressively accommodative monetary policies from the world’s major central banks seem likely to address persistent global economic weakness. Nonetheless, we believe short-term interest rates remain near current levels at least until later in 2015, and any eventual rate hikes may be gradual and modest. As always, we urge you to discuss these observations with your financial advisor, who can help you assess their implications for your investment portfolio.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
June 15, 2015

DISCUSSION OF FUND PERFORMANCE

For the period of December 1, 2014 through May 31, 2015, as provided by Joseph Irace, Senior Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended May 31, 2015, General California Municipal Money Market Fund’s Class A and Class B shares produced annualized yields of 0.00% and 0.00%, respectively.Taking into account the effects of compounding, the fund’s Class A and Class B shares produced annualized effective yields of 0.00% and 0.00%, respectively.1

A persistent-but-choppy economic recovery continued over the reporting period, but the Federal Reserve Board (the “Fed”) left its target for short-term interest rates unchanged. Consequently, yields of tax-exempt money market instruments remained near zero percent.

The Fund’s Investment Approach

The fund seeks to maximize current income exempt from federal and California state income taxes, to the extent consistent with the preservation of capital and the maintenance of liquidity. To pursue its goal, the fund normally invests substantially all of its net assets in short-term, high-quality municipal obligations that provide income exempt from federal and California state income taxes. The fund may also invest in high-quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations.

In pursuing this objective, we employ two primary strategies. First, we normally attempt to add value by constructing a portfolio of high-quality municipal money market instruments that provide income exempt from federal and California state income taxes. Second, we actively manage the fund’s average maturity based on our anticipation of supply-and-demand changes in California’s short-term municipal marketplace.

For example, if we expect an increase in short-term supply, we may decrease the average maturity of the fund, which could enable us to take advantage of opportunities when short-term supply increases. Generally, yields tend to rise when there is an increase in

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

new-issue supply competing for investor interest. New securities, which are generally issued with maturities in the one-year range, may in turn lengthen the fund’s weighted average maturity if purchased. If we anticipate limited new-issue supply, we may then look to extend the fund’s average maturity to maintain then-current yields for as long as we believe practical. In addition, we try to maintain an average maturity that reflects our view of short-term interest-rate trends and future supply-and-demand considerations.

Accommodative Fed Policy Kept Yields Low

The U.S. economy continued to recover early in the reporting period when labor markets and consumer confidence strengthened.The economy stumbled during the first quarter of 2015 due to harsh winter weather and an appreciating U.S. dollar, but growth resumed in the spring.

Long-term interest rates fell early in the reporting period due to a supply-and-demand imbalance when global investors flocked to U.S. Treasury securities. However, long-term rates soon began to climb amid stronger-than-expected employment data and expectations of short-term rate hikes later this year. Meanwhile, investor demand remained robust while the supply of new municipal money market instruments stayed low as the need for short-term financing diminished. Still, short-term rates remained relatively unaffected by these developments as the Fed maintained the federal funds rate near historical lows.

Municipal credit quality generally continued to improve when many states and local governments balanced their budgets and replenished reserves. California participated fully in the national recovery, and cash-flow borrowing by the state will not be necessary for the first time in many years.We are cautious, however, about municipal water systems that may be stressed by drought-related water restrictions.

Focus on Quality and Liquidity

We retained the fund’s focus on instruments with strong liquidity characteristics, including variable rate demand notes (VRDNs) on which yields are reset weekly.As part of our risk management strategy, we maintained broad diversification across both municipal issuers and instruments backed by third parties. For example, we have identified stable credits among state general obligation bonds; essential-service revenue bonds issued by water, sewer, and electric enterprises; certain local credits with strong financial positions and stable tax bases; and various health care and education issuers.

We have continued to maintain a short weighted average maturity compared to historical averages, as narrow yield differences along the market’s maturity range provided little incentive to assume the incremental risks of longer dated instruments.

Fed: Neither Patient nor Impatient

The Fed has reiterated that “it will take a balanced approach consistent with its longer-run goals of maximum employment and inflation of 2%,” and “economic conditions may, for some time, warrant keeping the target federal funds rate below levels the Committee views as normal in the longer run.” Therefore, while many analysts expect rate hikes to begin later this year, those increases are likely to be modest and gradual. At the same time, the outlook for higher yields and money market reforms could move the one-year note index off historical lows, and we will carefully monitor the upcoming note issuance season for evidence of this trend. As for now, in our judgment, the prudent course for fund management continues to be an emphasis on preservation of capital and liquidity.

June 15, 2015

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
Short-term municipal securities holdings involve credit and liquidity risks and risk of principal loss.
1 Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate. Income may be subject to state and local taxes for non-California residents, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors.Yields provided for the fund’s Class A and Class B shares reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to a voluntary undertaking that may be extended, terminated, or modified at any time. Had these expenses not been absorbed, fund yields would have been lower.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in General California Municipal Money Market Fund from December 1, 2014 to May 31, 2015. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended May 31, 2015
	Class A	Class B
Expenses paid per $1,000†	$.45	$.45
Ending value (after expenses)	$1,000.00	$1,000.00

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended May 31, 2015
	Class A	Class B
Expenses paid per $1,000†	$.45	$.45
Ending value (after expenses)	$1,024.48	$1,024.48

† Expenses are equal to the fund’s annualized expense ratio of .09% for Class A shares and .09% for Class B shares, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
May 31, 2015 (Unaudited)

Short-Term	Coupon	Maturity	Principal
Investments—99.9%	Rate (%)	Date	Amount ($)		Value ($)
ABAG Finance Authority for
Nonprofit Corporations,
Revenue (California Alumni
Association Project) (LOC;
Bank of America)	0.11	6/7/15	2,830,000	[a]	2,830,000
Branch Banking and Trust Co.
Municipal Trust (Series 2000)
(California, GO Notes,
Refunding) (Liquidity
Facility; Branch Banking and
Trust Co. and LOC; Branch
Banking and Trust Co.)	0.14	6/7/15	5,950,000	[a,b,c]	5,950,000
California Economic Development
Financing Authority, IDR (Volk
Enterprises, Inc. Project)
(LOC; JPMorgan Chase Bank)	0.21	6/7/15	535,000	[a]	535,000
California Educational Facilities
Authority, Revenue, CP
(Stanford University)	0.09	10/23/15	11,700,000		11,700,000
California Enterprise Development
Authority, IDR (Gordon Brush
Manufacturing Company, Inc.
Project) (LOC; Wells Fargo Bank)	0.13	6/7/15	7,000,000	[a]	7,000,000
California Enterprise Development
Authority, IDR (Le Chef Bakery
Project) (LOC; U.S. Bank NA)	0.13	6/7/15	2,440,000	[a]	2,440,000
California Health Facilities
Financing Authority, Revenue,
CP (Kaiser Permanente)	0.13	11/4/15	11,365,000		11,365,000
California Infrastructure and
Economic Development Bank, IDR
(Bay Photo, Inc. Project)
(LOC; Comerica Bank)	0.17	6/7/15	4,400,000	[a]	4,400,000
California Infrastructure and
Economic Development Bank, IDR
(Bonny Doon Winery, Inc.
Project) (LOC; Comerica Bank)	0.17	6/7/15	2,500,000	[a]	2,500,000
California Infrastructure and
Economic Development Bank, IDR
(Chaparral Property Project)
(LOC; Comerica Bank)	0.17	6/7/15	700,000	[a]	700,000

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
California Infrastructure and
Economic Development Bank, IDR
(International Raisins, Inc.
Project) (LOC; M&T Trust)	0.25	6/7/15	3,750,000	[a]	3,750,000
California Infrastructure and
Economic Development Bank, IDR
(Starter and Alternator
Exchange, Inc. Project) (LOC;
U.S. Bank NA)	0.12	6/7/15	5,000,000	[a]	5,000,000
California Infrastructure and
Economic Development Bank, IDR
(Studio Moulding, Inc.
Project) (LOC; Comerica Bank)	0.17	6/7/15	2,140,000	[a]	2,140,000
California Infrastructure and
Economic Development Bank, IDR
(Surtec, Inc. Project) (LOC;
Wells Fargo Bank)	0.19	6/7/15	1,650,000	[a]	1,650,000
California Pollution Control
Financing Authority, SWDR (A&M
Farms Project) (LOC; CoBank ACB)	0.15	6/7/15	2,000,000	[a]	2,000,000
California Pollution Control
Financing Authority, SWDR (Ag
Resources, III LLC Project)
(LOC; CoBank ACB)	0.14	6/7/15	2,780,000	[a]	2,780,000
California Pollution Control
Financing Authority, SWDR
(Amador Valley Industries, LLC
Project) (LOC; Wells Fargo Bank)	0.14	6/1/15	860,000	[a]	860,000
California Pollution Control
Financing Authority, SWDR (Bay
Counties Waste Services, Inc.
Project) (LOC; Comerica Bank)	0.18	6/7/15	3,400,000	[a]	3,400,000
California Pollution Control
Financing Authority, SWDR (Bos
Farms Project) (LOC; CoBank ACB)	0.15	6/7/15	1,550,000	[a]	1,550,000
California Pollution Control
Financing Authority, SWDR
(Desert Properties, LLC
Project) (LOC; Union Bank NA)	0.14	6/7/15	1,700,000	[a]	1,700,000

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
California Pollution Control
Financing Authority, SWDR
(Garden City Sanitation, Inc.
Project) (LOC; Bank of
Tokyo-Mitsubishi, UFJ, Ltd.)	0.15	6/7/15	3,000,000	[a]	3,000,000
California Pollution Control
Financing Authority, SWDR
(JDS Ranch Project)
(Wells Fargo Bank)	0.15	6/7/15	2,350,000	[a]	2,350,000
California Pollution Control
Financing Authority, SWDR
(Mid-Valley Disposal Project)
(LOC; Union Bank NA)	0.14	6/7/15	2,290,000	[a]	2,290,000
California Pollution Control
Financing Authority, SWDR
(Mill Valley Refuse Service, Inc.
Project) (LOC; Comerica Bank)	0.18	6/7/15	1,170,000	[a]	1,170,000
California Pollution Control
Financing Authority, SWDR
(Northern Recycling and Waste
Services, LLC Project) (LOC;
Union Bank NA)	0.14	6/7/15	1,240,000	[a]	1,240,000
California Pollution Control
Financing Authority, SWDR
(Sierra Pacific Industries
Project) (LOC; Wells Fargo Bank)	0.14	6/7/15	4,000,000	[a]	4,000,000
California Pollution Control
Financing Authority, SWDR
(Solid Wastes of Willits, Inc.
Project) (LOC; Union Bank NA)	0.14	6/7/15	445,000	[a]	445,000
California Pollution Control
Financing Authority, SWDR
(Solid Wastes of Willits, Inc.
Project) (LOC; Union Bank NA)	0.14	6/7/15	3,085,000	[a]	3,085,000
California Pollution Control
Financing Authority, SWDR
(South Lake Refuse Company,
LLC Project) (LOC; Union Bank NA)	0.14	6/7/15	970,000	[a]	970,000

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
California Pollution Control
Financing Authority, SWDR
(Upper Valley Disposal Service
Project) (LOC; Union Bank NA)	0.14	6/7/15	1,230,000	[a]	1,230,000
California Pollution Control
Financing Authority, SWDR
(Valley Vista Services, Inc.
Project) (LOC; Comerica Bank)	0.18	6/7/15	3,800,000	[a]	3,800,000
California Pollution Control
Financing Authority, SWDR
(Zerep Management Corporation
Project) (LOC; Comerica Bank)	0.18	6/7/15	3,000,000	[a]	3,000,000
California Statewide Communities
Development Authority, MFHR
(1030 Post Street Apartments)
(LOC; FHLMC)	0.12	6/7/15	5,300,000	[a]	5,300,000
California Statewide Communities
Development Authority, MFHR
(Lake Merritt Apartments)
(LOC; U.S. Bank NA)	0.12	6/7/15	3,500,000	[a]	3,500,000
California Statewide Communities
Development Authority, MFHR
(Olen Jones Senior Apartments
Project) (LOC; Citibank NA)	0.20	6/7/15	760,000	[a]	760,000
California Statewide Communities
Development Authority, MFHR,
Refunding (Horizons at Indio)
(LOC; Citibank NA)	0.13	6/7/15	3,010,000	[a]	3,010,000
California Statewide Communities
Development Authority,
Revenue, CP (Kaiser Permanente)	0.22	1/7/16	12,500,000		12,500,000
Campbell Union School District,
GO Notes, Refunding	2.00	8/1/15	350,000		351,051
Concord,
MFHR, Refunding (Maplewood and
Golden Glen Apartments
Project) (LOC; Citibank NA)	0.12	6/7/15	2,750,000	[a]	2,750,000
Contra Costa County,
MFHR (Camara Circle
Apartments) (LOC; Citibank NA)	0.12	6/7/15	1,675,000	[a]	1,675,000

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Contra Costa County,
MFHR (Pinecrest Apartments)
(LOC; Citibank NA)	0.12	6/7/15	100,000	[a]	100,000
Deutsche Bank Spears/Lifers Trust
(Series DBE-1013) (Fontana
Public Financing Authority,
Tax Allocation Revenue (North
Fontana Redevelopment
Project)) (Liquidity Facility;
Deutsche Bank AG and LOC;
Deutsche Bank AG)	0.36	6/7/15	3,800,000	[a,b,c]	3,800,000
Deutsche Bank Spears/Lifers Trust
(Series DBE-1114) (Sacramento
City Financing Authority, Revenue,
Refunding (Master Lease Program
Facilities)) (Liquidity Facility;
Deutsche Bank AG and LOC;
Deutsche Bank AG)	0.35	6/7/15	5,355,000	[a,b,c]	5,355,000
Imperial Community College
District, GO Notes, TRAN	2.00	2/26/16	1,100,000		1,114,351
Los Angeles Municipal Improvement
Corporation, LR, CP (LOC;
Wells Fargo Bank)	0.11	8/13/15	6,000,000		6,000,000
Manteca Redevelopment Agency,
Subordinate Tax Allocation
Revenue, Refunding
(Amended Merged Project
Area) (LOC; State Street Bank
and Trust Co.)	0.07	6/1/15	9,830,000	[a]	9,830,000
Oxnard Housing Finance Authority,
MFHR (Seawind Apartments
Project) (Liquidity
Facility; FNMA)	0.13	6/7/15	850,000	[a]	850,000
Richmond,
GO Notes, TRAN	1.00	6/30/15	4,000,000		4,002,706
Sacramento County,
Special Facilities Airport
Revenue (The Cessna Aircraft
Company Project) (LOC;
Bank of America)	0.12	6/7/15	8,800,000	[a]	8,800,000

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Sacramento County Housing
Authority, MFHR (Sierra
Sunrise Senior Apartments)
(LOC; Citibank NA)	0.12	6/7/15	4,466,000	[a]	4,466,000
Sacramento Housing Authority,
MFHR (The Lofts at Natomas
Apartments) (Liquidity
Facility; FNMA and LOC; FNMA)	0.12	6/7/15	5,190,000	[a]	5,190,000
Sacramento Municipal Utility
District, Subordinated
Electric Revenue, Refunding
(LOC; Bank of America)	0.12	6/7/15	5,000,000	[a]	5,000,000
San Diego Unified School District,
GO Notes (Dedicated Unlimited
Ad Valorem Property Tax Bonds)	0.50	7/1/15	100,000		100,005
San Francisco City and County
Redevelopment Agency,
Community Facilities District
Number 4, Revenue (Mission Bay
North Public Improvements)
(LOC; Bank of America)	0.10	6/7/15	2,000,000	[a]	2,000,000
San Francisco City and County
Redevelopment Agency, MFHR
(Leland Polk Senior Community)
(LOC; Citibank NA)	0.12	6/7/15	1,890,000	[a]	1,890,000
San Francisco City and County
Redevelopment Agency, MFHR
(Namiki Apartments) (LOC;
Citibank NA)	0.13	6/7/15	900,000	[a]	900,000
San Jose,
MFHR (Sunset Square Apartments
Project) (LOC; Citibank NA)	0.13	6/7/15	3,969,000	[a]	3,969,000
San Jose Redevelopment Agency,
CP (Merged Area Redevelopment
Project) (LOC; JPMorgan
Chase Bank)	0.12	9/8/15	5,600,000		5,600,000

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Westminster Redevelopment Agency,
MFHR (Brookhurst Royale Senior
Assisted Living Project) (LOC;
Union Bank NA)	0.19	6/7/15	235,000 [a]	235,000

Total Investments (cost $199,878,113)			99.9%	199,878,113
Cash and Receivables (Net)			.1%	135,685
Net Assets			100.0%	200,013,798

a Variable rate demand note—rate shown is the interest rate in effect at May 31, 2015. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At May 31, 2015, these securities amounted to $15,105,000 or 7.6% of net assets.
c The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security.The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

Portfolio Summary (Unaudited)†

	Value (%)			Value (%)
Housing	17.2	State/Territory		3.0
Pollution Control	16.5	Resource Recovery		2.9
Industrial	15.1	Utility-Electric		2.5
City	10.5	Utility-Water and Sewer		1.4
Education	6.6	Health Care		.1
Special Tax	5.9	Other		13.8
Transportation Services	4.4			99.9

† Based on net assets.

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2015 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of
Investments—Note 1(c)	199,878,113	199,878,113
Cash		89,474
Interest receivable		63,267
Prepaid expenses		46,076
		200,076,930
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(c)		19,791
Accrued expenses		43,341
		63,132
Net Assets ($)		200,013,798
Composition of Net Assets ($):
Paid-in capital		200,013,798
Net Assets ($)		200,013,798

Net Asset Value Per Share
	Class A	Class B
Net Assets ($)	117,140,771	82,873,027
Shares Outstanding	117,007,841	82,782,392
Net Asset Value Per Share ($)	1.00	1.00
See notes to financial statements.

The Fund 15

STATEMENT OF OPERATIONS

Six Months Ended May 31, 2015 (Unaudited)

Investment Income ($):
Interest Income	92,884
Expenses:
Management fee—Note 2(a)	500,977
Shareholder servicing costs—Note 1 and Note 2(c)	157,310
Distribution fees and prospectus fees—Note 2(b)	80,388
Professional fees	32,131
Registration fees	22,160
Prospectus and shareholders' reports	16,337
Custodian fees—Note 2(c)	9,171
Trustees' fees and expenses—Note 2(d)	4,698
Miscellaneous	17,274
Total Expenses	840,446
Less—reduction in expenses due to undertaking—Note 2(a)	(705,979)
Less—reduction in shareholder servicing costs
due to undertaking—Note 2(c)	(41,591)
Less—reduction in fees due to earnings credits—Note 2(c)	(22)
Net Expenses	92,854
Investment Income—Net, representing net increase
in net assets resulting from operations	30

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	May 31, 2015	Year Ended
	(Unaudited)	November 30, 2014
Operations ($):
Investment Income-Net, representing net increase
in net assets resulting from operations	30	63
Dividends to Shareholders from ($):
Investment income—net:
Class A	(16)	(39)
Class B	(14)	(24)
Total Dividends	(30)	(63)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Class A	76,845,450	190,506,837
Class B	145,088,784	259,262,013
Dividends reinvested:
Class A	12	27
Class B	13	24
Cost of shares redeemed:
Class A	(83,463,737)	(204,488,719)
Class B	(142,266,603)	(237,531,860)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(3,796,081)	7,748,322
Total Increase (Decrease) in Net Assets	(3,796,081)	7,748,322
Net Assets ($):
Beginning of Period	203,809,879	196,061,557
End of Period	200,013,798	203,809,879

See notes to financial statements.

The Fund 17

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
		May 31, 2015			Year Ended November 30,
Class A Shares		(Unaudited)		2014	2013	2012	2011	2010
Per Share Data ($):
Net asset value,
beginning of period		1.00		1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net[a]		.000		.000	.000	.000	.000	.000
Distributions:
Dividends from
investment income—net[a]		(.000)		(.000)	(.000)	(.000)	(.000)	(.000)
Net asset value, end of period		1.00		1.00	1.00	1.00	1.00	1.00
Total Return (%)[b]		.00	[c]	.00	.00	.00	.00	.00
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets		.67	[c]	.66	.66	.63	.62	.59
Ratio of net expenses
to average net assets		.09	[c]	.11	.18	.26	.36	.41
Ratio of net investment income
to average net assets[b]		.00	[c]	.00	.00	.00	.00	.00
Net Assets, end of period
($ x 1,000)		117,141		123,763	137,765	244,282	245,710	448,248

a	Amount represents less than $.001 per share.
b	Amount represents less than .01%.
c Annualized.
See notes to financial statements.

Six Months Ended
		May 31, 2015			Year Ended November 30,
Class B Shares		(Unaudited)		2014	2013	2012	2011	2010
Per Share Data ($):
Net asset value,
beginning of period		1.00		1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net[a]		.000		.000	.000	.000	.000	.000
Distributions:
Dividends from
investment income—net[a]		(.000)		(.000)	(.000)	(.000)	(.000)	(.000)
Net asset value, end of period		1.00		1.00	1.00	1.00	1.00	1.00
Total Return (%)[b]		.00	[c]	.00	.00	.00	.00	.00
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets		1.11	[c]	1.10	1.11	1.08	1.07	1.06
Ratio of net expenses
to average net assets		.09	[c]	.11	.17	.27	.35	.40
Ratio of net investment income
to average net assets[b]		.00	[c]	.00	.00	.00	.00	.00
Net Assets, end of period
($ x 1,000)		82,873		80,047	58,297	48,219	56,385	58,781

a	Amount represents less than $.001 per share.
b	Amount represents less than .01%.
c Annualized.
See notes to financial statements.

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

General California Municipal Money Market Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company. The fund’s investment objective is to seek to maximize current income exempt from federal and California state income taxes, to the extent consistent with the preservation of capital and the maintenance of liquidity.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in the following classes of shares: Class A and Class B. Class A and Class B shares are identical except for the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Class B shares are subject to a Distribution Plan adopted pursuant to Rule 12b-1 under the Act and Class A and Class B shares are subject to a Shareholder Services Plan. In addition, Class B shares are charged directly for sub-accounting services provided by Service Agents (securities dealers, financial institutions or other industry professionals) at an annual rate of .05% of the value of the average daily net assets of Class B shares. During the period ended May 31, 2015, sub-accounting service fees amounted to $18,872 for Class B shares and are included in Shareholder servicing costs in the Statement of Operations. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the fund’s Board of Trustees (the “Board”).

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The following is a summary of the inputs used as of May 31, 2015 in valuing the fund’s investments:

Short-Term
Valuation Inputs	Investments ($)†
Level 1—Unadjusted Quoted Prices	—
Level 2—Other Significant Observable Inputs	199,878,113
Level 3—Significant Unobservable Inputs	—
Total	199,878,113
† See Statement of Investments for additional detailed categorizations.

At May 31, 2015, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended May 31, 2015, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended May 31, 2015, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended November 30, 2014 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended November 30, 2014 was all tax-exempt income. The tax character of current year distributions will be determined at the end of the current fiscal year.

At May 31, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement (the “Agreement”) with Dreyfus, the management fee is computed at the annual rate of .50% of the value of the fund’s average daily net assets and is payable monthly. The Agreement provides that if in any full fiscal year the aggregate expenses of the fund (excluding taxes, brokerage commissions and extraordinary expenses) exceed 1 1 / 2 % of the value of the fund’s average daily net assets, the fund may deduct from payments to be made to Dreyfus, or Dreyfus will bear, such excess expense. During the period ended May 31, 2015, there was no reduction in expenses pursuant to the Agreement.

Dreyfus has also undertaken to waive receipt of the management fee and/or reimburse operating expenses in order to facilitate a daily yield at or above a certain level which may change from time to time.This undertaking is voluntary and not contractual, and may be terminated at any time. The reduction in expenses, pursuant to the undertaking amounted to $705,979 during the period May 31, 2015.

(b) Under the Distribution Plan with respect to Class B, adopted pursuant to Rule 12b-1 under the Act, Class B shares bear directly the cost of preparing, printing and distributing prospectuses and statements of additional information and of implementing and operating the Distribution Plan, such aggregate amount not to exceed in any fiscal year of the fund, the greater of $100,000 or .005% of the average daily net assets of Class B. In addition, Class B shares reimburse the Distributor for payments made to third parties for distributing its shares at an annual rate not to exceed .20% of the value of its average daily net assets. During the period ended May 31, 2015, Class B shares were charged $80,388 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan with respect to Class A (the “Class A Shareholder Services Plan”), Class A shares reimburse the Distributor an amount not to exceed an annual rate of .25% of the value of the average daily net assets of its shares for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class A shares and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended May 31, 2015, Class A shares were charged $32,866 pursuant to the Class A Shareholder Services Plan.

Under the Shareholder Services Plan with respect to Class B (the “Class B Shareholder Services Plan”), Class B shares pay the Distributor at an annual rate of .25% of the value of the average daily net assets of its shares for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class B shares and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents with respect to these services. The Distributor determines the amounts to be paid to Service Agents.

Dreyfus had also undertaken from November 30, 2014 through May 31, 2015 to reduce the expenses of Class B shares, if the aggregate expenses of Class B shares (excluding taxes, brokerage commissions and extraordinary expenses) exceeded an annual rate of 1% of the value of the average daily net assets of Class B shares. Such expense limitations are voluntary, temporary and may be revised or terminated at any time. During the period ended May 31, 2015, Class B shares were charged $94,361 pursuant to the Class B Shareholder Services Plan, of which $41,591 was reimbursed by Dreyfus.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended May 31, 2015, the fund was charged $9,319 for transfer agency services and $443 for cash management services.These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $22.

The fund compensates The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a custody agreement for providing custodial services for the fund.These fees are determined based on net assets, geographic region and transaction activity. During the period ended May 31, 2015, the fund was charged $9,171 pursuant to the custody agreement.

The fund compensates The Bank of New York Mellon for performing certain cash management services related to fund subscriptions and redemptions, including shareholder redemption draft processing, under a cash management agreement. During the period ended May 31, 2015, the fund was charged $344 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended May 31, 2015, the fund was charged $6,140 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $84,684, Distribution Plan fees $13,963, Shareholder Services Plan fees $25,945, custodian fees $7,153, Chief Compliance Officer fees $2,113 and transfer agency fees $3,725, which are offset against an expense reimbursement currently in effect in the amount of $117,792.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 3—Securities Transactions:

The fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the fund from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment adviser), common Trustees and/or common officers, complies with Rule 17a-7 under the Act. During the period ended May 31, 2015, the fund engaged in purchases and sales of securities pursuant to Rule 17a-7 under the Act amounting to $116,400,000 and $144,145,000, respectively.

NOTE 4—Regulatory Developments:

On July 23, 2014, the SEC adopted amendments to the rules that govern money market mutual funds. In part, the amendments will require structural changes to most types of money market funds to one extent or another; however, the SEC provided for an extended two-year transition period to comply with such structural requirements. At this time, management is evaluating the reforms adopted and the manner for implementing these reforms over time and its impact on the financial statements.

The Fund 27

NOTES

For More Information

Telephone 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day.  The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.  [CLOSED END FUNDS ONLY]

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

3

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

4

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

General California Municipal Money Market Fund

By:       /s/Bradley J. Skapyak

            Bradley J. Skapyak,

            President

Date:    July 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/Bradley J. Skapyak

            Bradley J. Skapyak,

            President

Date:    July 20, 2015

By:       /s/ James Windels

            James Windels,

            Treasurer

Date:    July 20, 2015

5

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)

6